UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22144

Voya Infrastructure, Industrials and Materials Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Infrastructure, Industrials and Materials Fund

The schedules are not audited.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Australia: 3.6%
64,789	AGL Energy Ltd.	$1,079,902	0.4
962,174	Aurizon Holdings Ltd.	3,122,263	1.0
269,130	BHP Billiton Ltd.	6,691,168	2.2
		10,893,333	3.6

	Canada: 2.9%
370,877	Lundin Mining Corp.	2,325,490	0.7
131,223	Teck Resources Ltd.	3,559,396	1.2
83,683	TELUS Corp.	2,942,394	1.0
		8,827,280	2.9

	China: 3.1%
372,500	Beijing Enterprises Holdings Ltd.	2,048,408	0.7
1,510,000	China Communications Services Corp., Ltd. - H Shares	969,455	0.3
1,827,000	China Railway Construction Corp. Ltd. - H Shares	2,063,930	0.7
4,472,000	China Telecom Corp., Ltd. - H Shares	2,079,123	0.7
642,000	Jiangsu Expressway Co. Ltd. - H Shares	964,578	0.3
1,294,000	Zhejiang Expressway Co., Ltd. - H Shares	1,290,364	0.4
		9,415,858	3.1

	Denmark: 1.5%
2,274	AP Moller - Maersk A/S - Class B	3,390,570	1.1
14,527	DSV A/S	1,206,354	0.4
		4,596,924	1.5

	France: 5.4%
35,683	Air Liquide SA	4,405,330	1.5
13,447	Alstom SA	636,151	0.2
25,115	Arkema SA	3,063,147	1.0
225,167	Orange SA	3,875,279	1.3
49,554	Schneider Electric SE	4,283,668	1.4
		16,263,575	5.4

	Germany: 4.4%
54,866	BASF SE	5,417,170	1.8
81,304	Deutsche Lufthansa AG	2,206,488	0.7
214,472	Deutsche Telekom AG	3,322,418	1.1
17,423	Siemens AG	2,270,715	0.8
		13,216,791	4.4

	Hong Kong: 0.3%
508,000	NWS Holdings Ltd.	942,834	0.3

	India: 0.7%
111,478	Larsen & Toubro Ltd.	2,262,475	0.7

	Indonesia: 0.4%
4,437,600	Telekomunikasi Indonesia Persero Tbk PT	1,113,615	0.4

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.3%
706,946		Enel S.p.A.	$3,885,234	1.3

		Japan: 13.6%
546,000		Hitachi Ltd.	3,975,299	1.3
145,200		LIXIL Group Corp.	3,197,555	1.0
149,200		JSR Corp.	2,898,978	1.0
353,000		Kajima Corp.	2,872,246	0.9
105,700		Kamigumi Co., Ltd.	2,303,025	0.8
151,000		Mitsubishi Corp.	4,185,191	1.4
106,300		Nippon Electric Glass Co., Ltd.	2,872,511	0.9
83,300		Nippon Telegraph & Telephone Corp.	3,891,518	1.3
126,200		NTT DoCoMo, Inc.	3,254,936	1.1
71,900		Obayashi Corp.	723,392	0.2
62,500		Omron Corp.	3,266,655	1.1
41,900		Shin-Etsu Chemical Co., Ltd.	4,166,511	1.4
64,100		Taisei Corp.	3,511,986	1.2
			41,119,803	13.6

		Malaysia: 1.3%
2,158,800		AirAsia Group Bhd	1,664,974	0.6
585,800		Tenaga Nasional BHD	2,121,204	0.7
			3,786,178	1.3

		Mexico: 0.3%
1,679,500	(1)	Cemex SA de CV	1,000,392	0.3

		Netherlands: 2.8%
42,374		Airbus SE	4,834,160	1.6
37,186		Koninklijke DSM NV	3,704,832	1.2
			8,538,992	2.8

		South Korea: 2.7%
5,777		Lotte Chemical Corp.	1,966,778	0.6
63,968		Korean Air Lines Co. Ltd.	1,891,410	0.6
27		KT Corp.	676	0.0
8,217		SK Holdings Co. Ltd.	2,104,817	0.7
11,354		SK Telecom Co., Ltd.	2,335,236	0.8
			8,298,917	2.7

		Spain: 0.3%
31,950		Gas Natural SDG S.A.	784,285	0.3

		Sweden: 2.1%
21,061		Boliden AB	742,696	0.3
21,061	(1)	Boliden AB- Redemption Shares	13,687	0.0
96,158		SKF AB - B Shares	1,869,615	0.6
215,891		Volvo AB - B Shares	3,713,123	1.2
			6,339,121	2.1

		Switzerland: 0.2%
1,698		Swisscom AG	757,589	0.2

		Taiwan: 1.0%
5,112,000		AU Optronics Corp.	2,239,243	0.7
2,326,000	(1)	China Airlines Ltd.	786,148	0.3
			3,025,391	1.0

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Turkey: 0.5%
399,491	(1)	Turk Hava Yollari	$1,469,824	0.5

		United Kingdom: 7.0%
139,619		Anglo American PLC	3,334,075	1.1
1,650,628		Centrica PLC	3,196,303	1.1
285,504		CNH Industrial NV	3,336,778	1.1
50,725		Intertek Group PLC	3,678,877	1.2
403,972		Royal Mail PLC	2,718,266	0.9
86,056		SSE PLC	1,563,253	0.5
103,653		TechnipFMC PLC	3,228,791	1.1
			21,056,343	7.0

		United States: 43.2%
242,704		AES Corp.	3,094,476	1.0
23,020		Albemarle Corp.	2,151,679	0.7
60,320		Ameren Corp.	3,570,341	1.2
51,130		American Electric Power Co., Inc.	3,474,284	1.2
49,005		Ametek, Inc.	3,578,835	1.2
22,862		Amphenol Corp.	1,987,394	0.7
105,729		AT&T, Inc.	3,417,161	1.1
30,839		Centerpoint Energy, Inc.	805,823	0.3
204,641		Cisco Systems, Inc.	8,740,217	2.9
29,693		Deere & Co.	4,439,400	1.5
111,874		DowDuPont, Inc.	7,172,242	2.4
34,427		DTE Energy Co.	3,526,358	1.2
52,034		Eaton Corp. PLC	3,984,764	1.3
104,578		Exelon Corp.	4,328,483	1.4
21,224		General Dynamics Corp.	4,281,093	1.4
83,102		Halliburton Co.	4,133,493	1.4
40,566		Honeywell International, Inc.	6,000,117	2.0
42,887		Ingersoll-Rand PLC - Class A	3,754,328	1.2
81,048		Kinder Morgan, Inc.	1,351,881	0.4
17,339		L3 Technologies, Inc.	3,438,844	1.1
15,075		Lockheed Martin Corp.	4,741,691	1.6
33,821		Manpowergroup, Inc.	3,043,890	1.0
31,952		NextEra Energy, Inc.	5,297,961	1.8
57,291		Nucor Corp.	3,677,509	1.2
48,590		Owens Corning, Inc.	3,071,860	1.0
28,632		Packaging Corp. of America	3,364,260	1.1
21,888		Parker Hannifin Corp.	3,740,659	1.2
14,258		Roper Technologies, Inc.	3,932,214	1.3
22,301		Schlumberger Ltd.	1,531,410	0.5
72,758		Steel Dynamics, Inc.	3,596,428	1.2
21,768	(1)	United Rentals, Inc.	3,473,520	1.1
63,878		Verizon Communications, Inc.	3,045,064	1.0
29,971		Vulcan Materials Co.	3,828,496	1.3
24,970	(1)	WABCO Holdings, Inc.	3,019,622	1.0
48,413		Waste Management, Inc.	4,004,239	1.3
			130,600,036	43.2

	Total Common Stock
	(Cost $255,457,272)		298,194,790	98.6

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.7%
45,178	iShares Global Infrastructure ETF	$1,941,750	0.7

	Total Exchange-Traded Funds
	(Cost $1,990,359)	1,941,750	0.7

PREFERRED STOCK: 0.6%
	Brazil: 0.6%
154,800	Telefonica Brasil SA	1,891,328	0.6

	Total Preferred Stock
	(Cost $2,226,784)	1,891,328	0.6

	Total Long-Term Investments
	(Cost $259,674,415)	302,027,868	99.9

SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
582,429	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $582,429)	582,429	0.2

	Total Short-Term Investments
	(Cost $582,429)	582,429	0.2

	Total Investments in Securities (Cost $260,256,844)	$302,610,297	100.1
	Liabilities in Excess of Other Assets	(170,957)	(0.1)
	Net Assets	$302,439,340	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2018.

Industry Diversification	Percentage of Net Assets
Industrials	10.9%
Electric Utilities	6.2
Aerospace & Defense	5.7
Specialty Chemicals	4.3
Industrial Conglomerates	4.1
Utilities	4.0
Materials	3.9
Integrated Telecommunication Services	3.5
Telecommunications	3.2
Diversified Metals & Mining	2.9
Oil & Gas Equipment & Services	3.0
Communications Equipment	2.9
Transportation	2.7
Agricultural & Farm Machinery	2.6
Steel	2.4
Chemicals	2.4
Engineering&Construction	2.3
Telecommunication Services	2.3
Industrial Machinery	1.8
Wireless Telecommunication Services	1.9
Diversified Chemicals	1.8
Information Technology	1.6
Industrial Gases	1.5%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

Construction Machinery & Heavy Trucks	1.4
Construction & Engineering	1.4
Electrical Components & Equipment	1.4
Trading Companies & Distributors	1.4
Airlines	1.4
Electrical Equipment	1.3
Electronic Equipment & Instruments	1.3
Construction Materials	1.3
Electrical Compo&Equip	1.2
Multi-Utilities	1.2
Marine	1.1
Paper Packaging	1.1
Electronics	1.1
Building Products	1.0
Computers	0.7
Electronic Equipment, Instruments & Components	0.7
Exchange-Traded Funds	0.7
Oil & Gas Storage & Transportation	0.4
Electric	0.4
Building Materials	0.3
Commercial Services	0.3
Gas	0.3
Gas Utilities	0.3
Mining	0.3
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$10,893,333	$–	$10,893,333
Canada	8,827,280	–	–	8,827,280
China	–	9,415,858	–	9,415,858
Denmark	–	4,596,924	–	4,596,924
France	–	16,263,575	–	16,263,575
Germany	–	13,216,791	–	13,216,791
Hong Kong	–	942,834	–	942,834
India	–	2,262,475	–	2,262,475
Indonesia	–	1,113,615	–	1,113,615
Italy	–	3,885,234	–	3,885,234
Japan	–	41,119,803	–	41,119,803
Malaysia	–	3,786,178	–	3,786,178
Mexico	1,000,392	–	–	1,000,392
Netherlands	–	8,538,992	–	8,538,992
South Korea	–	8,298,917	–	8,298,917
Spain	–	784,285	–	784,285
Sweden	13,687	6,325,434	–	6,339,121
Switzerland	–	757,589	–	757,589
Taiwan	–	3,025,391	–	3,025,391
Turkey	–	1,469,824	–	1,469,824
United Kingdom	3,228,791	17,827,552	–	21,056,343
United States	130,600,036	–	–	130,600,036
Total Common Stock	143,670,186	154,524,604	–	298,194,790
Exchange-Traded Funds	1,941,750	–	–	1,941,750
Preferred Stock	1,891,328	–	–	1,891,328
Short-Term Investments	582,429	–	–	582,429
Total Investments, at fair value	$148,085,693	$154,524,604	$–	$302,610,297

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(793,849)	$–	$(793,849)
Total Liabilities	$–	$(793,849)	$–	$(793,849)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2018, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	Citibank N.A.	Call	06/28/18	74 .440	USD	412,413	30,700,024	$432,869	$(432,869)
iShares MSCI EAFE ETF	JPMorgan Chase Bank N.A.	Call	06/14/18	71 .590	USD	606,230	42,072,362	390,594	(37,179)
iShares MSCI Emerging Markets ETF	Goldman Sachs International	Call	06/14/18	46 .460	USD	374,516	11,997,783	344,854	(99,621)
Materials Select Sector SPDR® Fund	JPMorgan Chase Bank N.A.	Call	06/28/18	58 .180	USD	273,290	15,900,012	224,180	(224,180)
								$1,392,497	$(793,849)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$793,849
Total Liability Derivatives		$793,849

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	Citibank N.A.	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$432,869	$99,621	$261,359	$793,849
Total Liabilities	$432,869	$99,621	$261,359	$793,849

Net OTC derivative instruments by counterparty, at fair value	$(432,869)	$(99,621)	$(261,359)	(793,849)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(432,869)	$(99,621)	$(261,359)	$(793,849)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $259,129,349.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,800,936
Gross Unrealized Depreciation	(7,894,030)

Net Unrealized Appreciation	$42,906,906

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Infrastructure, Industrials and Materials Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018